Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	THE CALVERT FUND
Registrant CIK	dei_EntityCentralIndexKey	0000701039
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Calvert Mortgage Access Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert Mortgage Access Fund’s primary benchmark is now the Bloomberg US Universal Index
Calvert Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert Core Bond Fund’s primary benchmark is now the Bloomberg US Universal Index
Calvert High Yield Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert High Yield Bond Fund’s primary benchmark is now the Bloomberg US Universal Index
Calvert Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert Income Fund’s primary benchmark is now the Bloomberg US Universal Index
Calvert Short Duration Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert Short Duration Income Fund’s primary benchmark is now the Bloomberg US Universal Index
Calvert Ultra-Short Duration Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert Ultra-Short Duration Income Fund’s primary benchmark is now the Bloomberg US Universal Index